Stock-Based Compensation - Schedule of Estimates Fair Value of Each Option Award (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Estimates Fair Value of Each Option Award [Line Items]
Weighted-average fair value (in Dollars per share)	$ 6.53	$ 2.52
Dividend yield	0.00%	0.00%
Minimum [Member]
Schedule of Estimates Fair Value of Each Option Award [Line Items]
Expected volatility	113.90%	104.90%
Expected term	10 months 24 days	5 years
Risk-free interest rate	3.87%	3.94%
Maximum [Member]
Schedule of Estimates Fair Value of Each Option Award [Line Items]
Expected volatility	138.30%	113.90%
Expected term	6 years 1 month 6 days	6 years 2 months 12 days
Risk-free interest rate	4.65%	4.92%